Revenue - Disaggregation of Revenue - Additional information (Detail) - Sales Revenue Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%	13.00%
No Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			10.00%